Nonconvertible Loans	6 Months Ended
Jun. 30, 2024
Nonconvertible Loans [Abstract]
NONCONVERTIBLE LOANS

NOTE 9 - NONCONVERTIBLE LOANS:

As of June 30, 2024, the required annual principal payments of long-term debt, starting from July 2024, are as follows:

June 30, 2024
2024	$1,570
2025	3,901
2026	3,172
2027	5,272
2028 and thereafter	21,484
Total	$35,399